Cover	Mar. 18, 2026	Mar. 06, 2025
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Macy's, Inc.
Document Period End Date	Mar. 18, 2026
Entity Incorporation, State or Country Code		DE
Entity File Number		1-13536
Entity Tax Identification Number		13-3324058
Entity Address, Address Line One	151 West 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	494-1621
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $.01 par value per share
Trading Symbol		M
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0000794367